Intangible Assets, Net (Tables)	6 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net, consists of the following:

	As of December 31,	As of June 30,
	2024	2024
	(unaudited)
Software	$15,820,000	$7,695,000
Accumulated amortization	(7,227,183)	(5,269,306)
Intangible assets, net	$8,592,817	$2,425,694